Expense Example, No Redemption - BrandywineGLOBAL - Global Unconstrained Bond Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 336
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	823
Expense Example, No Redemption, 10 Years	1,546
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	891
Expense Example, No Redemption, 10 Years	1,943
Class FI
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	655
Expense Example, No Redemption, 10 Years	1,445
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	798
Expense Example, No Redemption, 10 Years	1,747
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	302
Expense Example, No Redemption, 5 Years	534
Expense Example, No Redemption, 10 Years	1,200
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	427
Expense Example, No Redemption, 10 Years	954
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	585
Expense Example, No Redemption, 5 Years	1,006
Expense Example, No Redemption, 10 Years	$ 2,181